Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2020	Mar. 31, 2019
Financial liabilities:
Long-term debt		¥ 2,537,082	¥ 2,433,294
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		63,755,000	62,012,000
Investments		862,000	1,604,000
Loans, net of allowance for loan losses	[1]	86,914,000	82,382,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		51,954,000	44,918,000
Interest-bearing deposits		114,653,000	112,658,000
Due to trust accounts		250,000	312,000
Other short-term borrowings		4,914,000	1,995,000
Long-term debt		7,821,000	9,096,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		63,755,000	62,012,000
Investments		875,000	1,609,000
Loans, net of allowance for loan losses	[1]	88,124,000	83,490,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		51,954,000	44,918,000
Interest-bearing deposits		114,659,000	112,655,000
Due to trust accounts		250,000	312,000
Other short-term borrowings		4,914,000	1,995,000
Long-term debt		7,708,000	9,178,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,318,000	873,000
Investments		493,000	1,140,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		29,812,000	24,983,000
Interest-bearing deposits		58,935,000	55,542,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		62,437,000	61,139,000
Investments		382,000	469,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		22,142,000	19,935,000
Interest-bearing deposits		55,724,000	57,113,000
Due to trust accounts		250,000	312,000
Other short-term borrowings		4,914,000	1,995,000
Long-term debt		6,813,000	8,336,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	88,124,000	83,490,000
Financial liabilities:
Long-term debt		¥ 895,000	¥ 842,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.